Operating expenses	12 Months Ended
Dec. 31, 2024
Expenses by nature [abstract]
Operating expenses	Operating expensesNote 19.1. Sales and marketing

(amounts in thousands of euros)
SALES AND MARKETING	YEAR ENDED DECEMBER 31, 2022	YEAR ENDED DECEMBER 31, 2023	YEAR ENDED DECEMBER 31, 2024
Personnel costs	—	1,710	2,323
Consulting and professional fees	—	4,012	2,699
Other sales and marketing expenses	—	709	932
Sales & Marketing	—	6,431	5,954
For the years ended December 31, 2023 and 2024, sales and marketing expenses amount to €6,431 thousand and €5,954 thousand, respectively. The decrease was primarily driven by the restructuring of the Group's sales and marketing department part way through
2024. These expenses consist primarily of consulting costs associated with market research in preparation for the Group's potential future sales and commercialization efforts in the U.S.
The Group did not incur any sales and marketing expense for the year ended December 31, 2022.
Note 19.2. Research and development
Research and development expenses break down as follows:

(amounts in thousands of euros)
RESEARCH AND DEVELOPMENT EXPENSES	YEAR ENDED DECEMBER 31, 2022	YEAR ENDED DECEMBER 31, 2023	YEAR ENDED DECEMBER 31, 2024
Sub-contracting, studies and research	38,858	85,726	110,993
Personnel costs	3,072	8,048	18,455
Consulting and professional fees	4,246	6,561	12,581
Intellectual property fees	1,187	1,645	1,741
Other research and development expenses	931	1,196	2,762
Research and development expenses	48,295	103,176	146,532
Research and development expenses consist primarily of the following items:
•Personnel expenses, including salaries, benefits, and share-based compensation expenses, for employees engaged in research and development activities;
•Sub-contracting, collaboration and consultant expenses that primarily include the cost of third-party contractors such as
CROs who conduct our non-clinical studies and clinical trials, and research related to proprietary platforms, as well as investigative sites and consultants that conduct our preclinical studies and clinical trials;
•Expenses incurred under agreements with contract manufacturing organizations (“CMOs”), including manufacturing scale-up expenses and the cost of acquiring and manufacturing preclinical study and clinical trial materials;
•Expenses relating to preclinical studies and clinical trials;
•Expenses relating to regulatory affairs;
•Allocated expenses for facility costs, including rent, utilities and maintenance; and
•Expenses relating to the implementation of the quality assurance system.
The increase in research and development expenses for the years ended December 31, 2023 and 2024 is primarily due to (i) the increase in UC expenses (of respectively €45,233 thousand and €32,030 thousand), due to the progress of Phase 3 clinical trials for obefazimod in UC, (ii) the increase in CD expenses (of respectively €2,734 thousand and €4,620 thousand), due to the planning costs and progression of the Phase 2b CD trial, and (iii) the increase in transversal activities related to the overall expansion of the research and development headcount to support the Group's organizational growth and the issuance of new equity awards to officers and employees in research and development (of respectively €4,477 thousand and €8,233 thousand).
Note 19.3. General and administrative

(amounts in thousands of euros)
GENERAL AND ADMINISTRATIVE EXPENSES	YEAR ENDED DECEMBER 31, 2022	YEAR ENDED DECEMBER 31, 2023	YEAR ENDED DECEMBER 31, 2024
Personnel costs	1,403	13,105	19,434
Consulting and professional fees	2,624	6,393	7,990
Other general and administrative expenses	3,466	2,893	5,522
General and administrative expenses	7,492	22,391	32,946
General and administrative expenses consist primarily of personnel-related expenses, including salaries, benefits and share-based compensation expenses, for personnel other than employees engaged in research and development activities. General and administrative expenses also include fees for professional services, mainly related to audit and legal services, consulting costs, communications and travel costs, allocated expenses for facility costs, including rent, utilities and maintenance, directors’ attendance fees, and insurance costs.
The increase in general and administrative expenses for the years ended December 31, 2023 and 2024 is primarily due to the increase in personnel costs of respectively €11,702 thousand and €6,329 thousand, resulting from the issuance of new equity awards to officers and employees, management changes that occurred over the period (see Notes 3.2 and 3.3 Change in governance and management)
and the increased G&A headcount to support the expansion of the overall organization, as well as increased legal and professional fees and other costs associated with operating as a dual-listed public company.
Our principal audit fees and services are set forth below. For the years ended December 31, 2023 and 2024, they include fees due our joint statutory auditor Agili3f, in addition to PricewaterhouseCoopers Audit.

(amounts in thousands of euros)	YEAR ENDED DECEMBER 31, 2022	YEAR ENDED DECEMBER 31, 2023	YEAR ENDED DECEMBER 31, 2024
Statutory Auditor, certification of individual and consolidated financial statements
Issuer	100	1,848	1,144
Other procedures required by law
Issuer	740	492	89
Total	840	2,340	1,233